Schedule of accounts receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 148,594	$ 239,978
Allowance for credit losses	(2,420)	(2,504)
Total accounts receivable, net	$ 146,174	$ 237,474